Trade Receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Receivables [Abstract]
Accounts receivable	$ 50,275	$ 341,102
Borrowings from financial institutions	$ 0	$ 505,348